TYPE:	13F-HR
PERIOD	06/30/2006
FILER
   CIK	0001174248
   CCC	pz8zxk$e
SUBMISSION - CONTACT
   NAME	A. CIAPPINA, ESQ.
   PHONE 609-896-9060

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.): [] is a restatement.
				  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brinton Eaton Associates, Inc.
Address: 175 South Street, Suite 200
	 Morristown, NJ 07960

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    ANTONINO CIAPPINA, ESQ.
Title:   Filer's Attorney
Phone:   609-896-9060


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]



                    		Form 13 F Information Table

COLUMN 1                           COLUMN 2    COLUMN 3    COLUMN 4   COLUMN 5     COLUMN 6     COLUMN 7    COLUMN 8
  NAME                              TITLE       CUSIP        VALUE   SHRS OR-SH/   INVESTMEMT    OTHER       VOTING
OF ISSUER                          OF CLASS	          (THOUSANDS)   -PUT/PRN   DISCRETION    MAN.       AUTHORITY
								     AMT-PRN-CALL  SOLE/SHARED
						                                     or NONE
-----------------------------------------------------------------------------------------------------------------------------

ABBOTT LABS                       Common      2824100           17        400SH        SOLE	   NONE        SOLE
ACCESS NATL CORP                  Common      4337101           14       1501SH        SOLE	   NONE        SOLE
ACXIOM CORP                       Common      005125109        175       6997SH        SOLE	   NONE        SOLE
AFFILIATED BANCORP                Common      8179103            0        500SH        SOLE	   NONE        SOLE
ALLSTATE                          Common      20002101         768      14035SH        SOLE	   NONE        SOLE
AMER EXP                          Common      025816109        213       4000SH        SOLE	   NONE        SOLE
AMER MED SYS HLDGS                Common      02744M108         45       2694SH        SOLE	   NONE        SOLE
AMER STD CO                       Common      029712106        541      12500SH        SOLE	   NONE        SOLE
AMGEN INC                         Common      031162100        150       2300SH        SOLE	   NONE        SOLE
APACHE CORP                       Common      37411105        3940      57735SH        SOLE	   NONE        SOLE
ARCH CAPITAL GROUP                Common      G0450A105         17        280SH        SOLE	   NONE        SOLE
BAKER HUGHES INC                  Common      057224107       1027      12550SH        SOLE	   NONE        SOLE
BARD C R INC                      Common      067383109       1674      22850SH        SOLE	   NONE        SOLE
BED BATH & BEYOND                 Common      075896100        346      10430SH        SOLE	   NONE        SOLE
BERKSHIRE HATHAWAY                Common      084670108         92          1SH        SOLE	   NONE        SOLE
BIOGEN IDEC                       Common      09062X103         46       1000SH        SOLE	   NONE        SOLE
BIOMET INC                        Common      090613100       1876      60850SH        SOLE	   NONE        SOLE
BK AMER CORP                      Common      060505104       3540      73600SH        SOLE	   NONE        SOLE
BP AMOCO ADR                      Common      055622104         49        700SH        SOLE	   NONE        SOLE
BRISTOL MYERS SQUIBB              Common      110122108         58       2224SH        SOLE	   NONE        SOLE
CABLEVISION SYS CORP CL A         Common      12686C109          2        100SH        SOLE	   NONE        SOLE
CAPSTEAD MTG PFD B                   PFD      14067E308        196      15400SH        SOLE	   NONE        SOLE
CAREMARK RX INC                   Common      141705103       4492      90775SH        SOLE	   NONE        SOLE
CENDANT                           Common      151313103          5        300SH        SOLE	   NONE        SOLE
CHEVRON TEXACO CORP               Common      166764100       1544      24882SH        SOLE	   NONE        SOLE
CHURCH & DWIGHT                   Common      171340102       1853      50875SH        SOLE	   NONE        SOLE
CITIGROUP                         Common      172967101         24        500SH        SOLE	   NONE        SOLE
CITIGROUP PFD SER F                  PFD      172967309         50       1000SH        SOLE	   NONE        SOLE
COACH INC                         Common      189754104         89       2978SH        SOLE	   NONE        SOLE
COCA-COLA                         Common      191216100        519      12075SH        SOLE	   NONE        SOLE
COLGATE-PALMOLIVE                 Common      194162103        500       8350SH        SOLE	   NONE        SOLE
COMCAST CORP                      Common      200300200          3         83SH        SOLE	   NONE        SOLE
COMDISCO                          Common      200334100          1         80SH        SOLE	   NONE        SOLE
CONOCOPHILLIPS                    Common      20825C104        267       4068SH        SOLE	   NONE        SOLE
COSTCO WHOLESALE                  Common      22160K105         23        400SH        SOLE	   NONE        SOLE
COVENTRY HLTH CARE INC            Common      222862104        655      11925SH        SOLE	   NONE        SOLE
CVS CORP                          Common      126650100         55       1800SH        SOLE	   NONE        SOLE
DELTA TST & BANKING CORP          Common                        30        124SH        SOLE	   NONE        SOLE
DELTA TST & BANKING CORP          Common                        45        200SH        SOLE	   NONE        SOLE
DUKE ENE                          Common      264399106        149       5078SH        SOLE	   NONE        SOLE
EDWARDS A G                       Common      281760108         11        200SH        SOLE	   NONE        SOLE
EL PASO CORP                      Common      28336L109         12        800SH        SOLE	   NONE        SOLE
ENCORE ACQ CO                     Common      29255W100         30       1111SH        SOLE	   NONE        SOLE
ESCROW SEAGATE TECH               Common      811804988          0       2175SH        SOLE	   NONE        SOLE
EXODUS COMM                       Common      302088109          0        150SH        SOLE	   NONE        SOLE
EXXON MOBIL CORP                  Common      30231G102       3771      61474SH        SOLE	   NONE        SOLE
FINISAR CORP                      Common      31787A101        0.7        200SH        SOLE	   NONE        SOLE
FIRST DATA                        Common      319963104        244       5425SH        SOLE	   NONE        SOLE
FLEET CAP TST VII 7.2%               PFD      33889V207         25       1000SH        SOLE	   NONE        SOLE
FRIEDMAN BILLINGS RAM GRP         Common      358434108          9        782SH        SOLE	   NONE        SOLE
GASCO ENERGY INC                  Common      367220100          2        350SH        SOLE	   NONE        SOLE
GEN ELEC                          Common      369604103        510      15479SH        SOLE	   NONE        SOLE
GENENTECH                         Common      368710406          7         80SH        SOLE	   NONE        SOLE
GENERAL MILLS                     Common      370334104       2632      50950SH        SOLE	   NONE        SOLE
GLBL SANTAFE                      Common      G3930E101         29        500SH        SOLE	   NONE        SOLE
GOLDMAN SACHS GRP                 Common      38141GAD4        609       4050SH        SOLE	   NONE        SOLE
HEALTHWAYS INC COM                Common      422245100         32        600SH        SOLE	   NONE        SOLE
HEARTLAND PMT SYS                 Common      42235N108         84       3010SH        SOLE	   NONE        SOLE
HENRY SCHEIN INC                  Common      806407102       1918      41050SH        SOLE	   NONE        SOLE
HESS CORP.                        Common      42809H107          0       6438SH        SOLE	   NONE        SOLE
HEWLETT-PACKARD                   Common      428236103         95       3000SH        SOLE	   NONE        SOLE
HMS HOLDINGS CORP                 Common      40425J101          2        200SH        SOLE	   NONE        SOLE
HOME DEPOT                        Common      437076102        133       3705SH        SOLE	   NONE        SOLE
HONEYWELL INTL                    Common      438516106        701      17392SH        SOLE	   NONE        SOLE
HOSPTLTY PROP TST                    PFD      44106M102       3719      84680SH        SOLE	   NONE        SOLE
HUDSON CITY BANCORP               Common      443683107         27       2000SH        SOLE	   NONE        SOLE
HUGHES COMM                       Common      444398101          1         25SH        SOLE	   NONE        SOLE
IDEXX LABS INC                    Common      45168D104        197       2622SH        SOLE	   NONE        SOLE
IL TOOL WORKS INC                 Common      452308109         95       2000SH        SOLE	   NONE        SOLE
INGERSOLL-RAND CORP               Common      G4776G101         52       1220SH        SOLE	   NONE        SOLE
INTEL                             Common      458140100         27       1400SH        SOLE	   NONE        SOLE
INTERNAP NET SVCS                 Common      45885A102          1        549SH        SOLE	   NONE        SOLE
INTERSECURITY HLDGS CORP          Common      46070R108      0.004          1SH        SOLE	   NONE        SOLE
ITT                               Common      450679105         40        800SH        SOLE	   NONE        SOLE
JOHNSON & JOHNSON                 Common      478160104       5015      84247SH        SOLE	   NONE        SOLE
KERR MCGEE CORP                   Common      492386107         28        398SH        SOLE	   NONE        SOLE
KINDER MORGAN INC                 Common      49455P101       1701      17025SH        SOLE	   NONE        SOLE
LEHMAN BROS HLDG 6.% PFD             PFD      5.25E+204         22       1000SH        SOLE	   NONE        SOLE
LEHMAN BROS HOLD                  Common      524908100        606       9300SH        SOLE	   NONE        SOLE
LILLY (ELI)                       Common      532457108         77       1400SH        SOLE	   NONE        SOLE
LOWES CO                          Common      548661107         91       1500SH        SOLE	   NONE        SOLE
LUCENT WT EXP PUR COM 12/07       Common      549463131       0.06        236SH        SOLE	   NONE        SOLE
MARCHFIRST INC                    Common      566244109          0       1000SH        SOLE	   NONE        SOLE
MC CORMICK INC                    Common      579780206       3934     117250SH        SOLE	   NONE        SOLE
MCDONALDS                         Common      580135101          4        122SH        SOLE	   NONE        SOLE
MEDTRONIC                         Common      585055106       2860      60965SH        SOLE	   NONE        SOLE
MELLON BK                         Common      585509102        109       3168SH        SOLE	   NONE        SOLE
MERCK & CO                        Common      589331107         26        700SH        SOLE	   NONE        SOLE
MET LIFE INC                      Common      59156R108        425       8300SH        SOLE	   NONE        SOLE
NABORS IND LTD (BERMUDA)          Common      G6359F103        161       4750SH        SOLE	   NONE        SOLE
NESS TECHNOLOGIES                 Common      64104X108          1         60SH        SOLE	   NONE        SOLE
NEUSTAR INC                       Common      64126X201         83       2450SH        SOLE	   NONE        SOLE
NEWFLD EXPLOR CO                  Common      651290108         24        500SH        SOLE	   NONE        SOLE
NJ RESO CORP                      Common      646025106        140       3000SH        SOLE	   NONE        SOLE
NOVARTIS AG ADR                   Common      66987V109        972      18035SH        SOLE	   NONE        SOLE
PANAMERICAN BANCORP               Common      69829X101          0      10000SH        SOLE	   NONE        SOLE
PEPSICO                           Common      713448108         41        675SH        SOLE	   NONE        SOLE
PETSMART                          Common      716768106         54       2100SH        SOLE	   NONE        SOLE
PFIZER                            Common      717081103       2341      99736SH        SOLE	   NONE        SOLE
PNC BK                            Common      693475105       1081      15400SH        SOLE	   NONE        SOLE
PROCTER & GAMBLE                  Common      742718109       4286      77084SH        SOLE	   NONE        SOLE
PROLOGIS                             PFD      743410102       5439     104355SH        SOLE	   NONE        SOLE
PUB SVC ENTER GRP                 Common      744573106        119       1800SH        SOLE	   NONE        SOLE
PUBLIC STORAGE INC                   PFD      74460D109       1302      17150SH        SOLE	   NONE        SOLE
SECURITY ENV                      Common                         0        300SH        SOLE	   NONE        SOLE
SHIP FIN INTL                     Common      G81075106          3        200SH        SOLE	   NONE        SOLE
SIMON PPTY GRP                       PFD      828806109       5573      67193SH        SOLE	   NONE        SOLE
SIRIUS SAT RADIO                  Common      82966U103          2        500SH        SOLE	   NONE        SOLE
SKYTERRA COMMUNICATIONS INC       Common                         1         50SH        SOLE	   NONE        SOLE
SLM CORP                          Common      78442P106        230       4350SH        SOLE	   NONE        SOLE
STHN PAC PETRO                    Common      843581406          0         55SH        SOLE	   NONE        SOLE
STRYKER CORP                      Common      863667101        524      12450SH        SOLE	   NONE        SOLE
SYSCO                             Common      871829107        605      19800SH        SOLE	   NONE        SOLE
T ROWE PRICE GRP                  Common      74144T108        616      16300SH        SOLE	   NONE        SOLE
TEVA PHARM                        Common      881624209        595      18850SH        SOLE	   NONE        SOLE
THORNBURG MTG                        PFD      885218107       3796     136200SH        SOLE	   NONE        SOLE
TRANSCANADA PPLNS LP                 PFD      893526723         31       1200SH        SOLE	   NONE        SOLE
UNITED HEALTH GRP INC.            Common      91324P102       1265      28250SH        SOLE	   NONE        SOLE
UNITED PARCEL SVC                 Common      911312106        469       5700SH        SOLE	   NONE        SOLE
US AIR GROUP CL A PFD                PFD      911998144          0          6SH        SOLE	   NONE        SOLE
US AIR GRP                        Common      911998136          0          6SH        SOLE	   NONE        SOLE
US AIRWAYS GRP A                  Common      911905503          0          9SH        SOLE	   NONE        SOLE
VALERO REFINING & MKTG            Common      919138107       1152      17320SH        SOLE	   NONE        SOLE
VORNADO RLTY TST                     PFD      929042109        490       5025SH        SOLE	   NONE        SOLE
WAL MART STORES                   Common      931142103       2654      55100SH        SOLE	   NONE        SOLE
WASHINGTON SVGS BK                Common      939696100         26       3000SH        SOLE	   NONE        SOLE
WEINGARTEN REALTY INV             Common      948741103       5070     132458SH        SOLE	   NONE        SOLE
WELLPOINT INC                     Common      94973V107         36        500SH        SOLE	   NONE        SOLE
WELLS FARGO & CO                  Common      949746101       1469      21898SH        SOLE	   NONE        SOLE
WILLIAM WRIGLEY JR CO             Common      982526105       1888      41630SH        SOLE	   NONE        SOLE
WRIGHT MED GRP INC                Common      98235T107         29       1372SH        SOLE	   NONE        SOLE
ZIMMER HLDGS                      Common      98956P102        113       2000SH        SOLE	   NONE        SOLE

Total $97,638,859.20

/TEXT
/DOCUMENT
/SUBMISSION